Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Inventory write-off	$ 446	$ 0
Severance Costs	267	417	$ 379
Contract with Customer, Asset, Reclassified to Receivable	1,770	917
Revenue recognized	1,475
Allowance for doubtful accounts	$ 205	$ 46	$ 21
Anti-dilutive (in Shares)	462,500	1,203,000	40,000
Fair value of goodwill	$ 4,900
RFID Division [Member]
Significant Accounting Policies [Line Items]
Goodwill, Gross	$ 4,900